UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)

Alexis Practical Tactical ETF
LEXI (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Alexis Practical Tactical ETF for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at www.lexietf.com. You can also request this information by contacting us at 1-866-LEXI-ETF (1-866-539-4383).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alexis Practical Tactical ETF	$95	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended May 31, 2024, the Fund outpaced its blended benchmark, returning 23.62% at NAV versus 18.23% for the benchmark. Of the 3 benchmark component indexes, the S&P500 index led with a total return of 28.19%, followed by the Morningstar Global Index with a gain of 23.97%. The aggregate bond index earned 1.31%.
WHAT FACTORS INFLUENCED PERFORMANCE
Big tech / AI related stocks dominated headlines and results, raising concerns about narrow leadership. This is perhaps best illustrated when we compare the performance of the cap weighted S&P500 index which has 27% weighting to the “Magnificent Seven” mega-cap tech stocks to the same index equally weighted. LEXI remains broadly diversified relative to its blended benchmark to allow for potential leadership changes and benefited from favoring growth over value.
Global stocks lagged the US but also enjoyed solid gains as economic growth continues despite being slowed by restrictive monetary policy. Concerns regarding wars, inflation and geopolitical shifts were offset by compelling relative valuations and rhetoric of central bank easing as inflation pressure slowly improves. LEXI increased exposure to global ETFs over this period but remains overweight domestic stocks relative to its blended benchmark.
Bonds were positive, but the inverted yield curve continues to reward cautious fixed income portfolios that favor short-term high-quality portfolios over riskier yet lower yielding longer-duration alternatives. If central banks engineer a soft landing as many hope, we expect the yield curve to normalize. This may lead to continued short-term underperformance for intermediate and long-term bonds, but eventually lead to more compelling fixed income opportunities than we have seen in years. LEXI continues to hold a short-term, high quality fixed income portfolio relative to its blended benchmark.
POSITIONING
We remain optimistic regarding overall market trends and conditions, but also acknowledge uncertainty regarding the serious risks discussed below in our review of Performance.

Top Contributors
↑	Invesco QQQ Trust, Series 1
↑	VanEck Semiconductor ETF
↑	SPDR S&P Homebuilders ETF
↑	iShares MSCI USA Momentum Factor ETF
↑	Caterpillar, Inc.
Alexis Practical Tactical ETF	PAGE 1	TSR_AR_53656F425

Top Detractors
↓	Apple, Inc.
↓	iShares MSCI EAFE ETF
↓	SPDR Dow Jones Industrial Average ETF Trust
↓	Vanguard Dividend Appreciation ETF
↓	Vanguard European Stock ETF
PERFORMANCE
This period included a sharp stock market correction from July 31, 2023 through most of October 2023 that pushed the stock benchmarks down approximately 10%. This was followed by a strong rebound despite investor concerns related to escalating conflicts in the middle east, ongoing war in Ukraine, stubborn but falling inflation, an inverted yield curve stoked by restrictive Fed monetary policy and a looming and contentious US election. The catalyst for the rebound was hope for Fed easing, but the timing for such a policy shift remains elusive as inflation makes steady but slow progress towards the Fed’s 2% target. LEXI had invested aggressively into the correction, pushing its equity allocation well above the blended benchmark weighting. This helped performance as stocks rebounded.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Alexis Practical Tactical ETF NAV	23.62	5.79
Alexis Practical Tactical ETF Market	23.65	5.79
S&P 500 TR	28.19	8.98
35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond	18.23	3.97
Bloomberg US Aggregate Bond Index	1.31	-3.42
Morningstar Global Market Large Mid GR	23.97	5.09
Visit www.lexietf.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Alexis Practical Tactical ETF	PAGE 2	TSR_AR_53656F425

KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$82,657,110
Number of Holdings	34
Net Advisory Fee	$612,927
Portfolio Turnover	36%
30-Day SEC Yield	1.14%
30-Day SEC Yield Unsubsidized	1.14%
Visit www.lexietf.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)

Security Type	(%)
Exchange Traded Funds	71.8%
Common Stocks	12.2%
Short-Term Investments	11.8%
Cash & Other	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.lexietf.com. Distributed by Foreside Fund Services, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Alexis Investment Partners, LLC documents not be householded, please contact Alexis Investment Partners, LLC at 1-866-LEXI-ETF (1-866-539-4383), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Alexis Investment Partners, LLC or your financial intermediary.
Alexis Practical Tactical ETF	PAGE 3	TSR_AR_53656F425

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2024	FYE 5/31/2023
Audit Fees	$14,350	$13,500
Audit-Related Fees	$0	$0
Tax Fees	$3,250	$3,000
All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2024	FYE 5/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2024	FYE 5/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Alexis Practical Tactical ETF (LEXI)
Annual Report
May 31, 2024

Alexis Practical Tactical ETF
Schedule of Investments
May 31, 2024

	Shares/Par	Value
EXCHANGE TRADED FUNDS - 71.8%(d)
Financial Select Sector SPDR Fund	15,174	$631,845
Industrial Select Sector SPDR Fund	8,544	1,055,269
Invesco QQQ Trust Series 1	10,965	4,942,035
Invesco S&P 500 Equal Weight ETF	29,209	4,842,268
iShares Global 100 ETF	45,266	4,215,623
iShares MSCI EAFE ETF	47,567	3,861,489
iShares MSCI USA Momentum Factor ETF	22,426	4,184,692
iShares S&P Mid-Cap 400 Value ETF	39,782	4,629,431
SPDR Dow Jones Industrial Average ETF Trust	10,639	4,122,932
SPDR Gold Shares(a)	20,729	4,462,954
SPDR S&P Homebuilders ETF	8,941	941,487
SPDR S&P MidCap 400 ETF Trust	8,308	4,537,663
VanEck Semiconductor ETF	8,996	2,163,358
Vanguard Dividend Appreciation ETF	26,965	4,877,969
Vanguard FTSE Europe ETF	58,790	4,106,482
Vanguard Growth ETF	4,917	1,724,294
Xtrackers MSCI EAFE Hedged Equity ETF	95,927	4,026,056
TOTAL EXCHANGE TRADED FUNDS (Cost $48,661,604)		59,325,847
COMMON STOCKS - 12.2%
Communications - 0.8%
Alphabet, Inc. - Class A(a)	3,956	682,410
Consumer Discretionary - 3.3%
Home Depot, Inc.	2,093	700,883
Marriott International, Inc. - Class A	2,318	535,852
Tesla, Inc.(a)	4,028	717,306
TJX Cos., Inc.	7,949	819,542
		2,773,583
Industrials - 0.9%
Caterpillar, Inc.	2,189	741,020
Technology - 7.2%
Advanced Micro Devices, Inc.(a)	3,747	625,374
Apple, Inc.	7,447	1,431,686
Applied Materials, Inc.	6,722	1,445,768
Microsoft Corp.	1,866	774,632
NVIDIA Corp.	854	936,266
Visa, Inc. - Class A	2,591	705,944
		5,919,670
TOTAL COMMON STOCKS (Cost $7,674,051)		10,116,683

The accompanying notes are an integral part of these financial statements

1

Alexis Practical Tactical ETF
Schedule of Investments
May 31, 2024 (Continued)

	Shares/Par	Value
SHORT-TERM INVESTMENTS – 16.0%
Deposit Accounts – 4.2%
U.S. Bank Money Market Deposit Account – 5.17%(b)	3,505,835	$3,505,835
Total Deposit Accounts (Cost $3,505,835)		3,505,835
U.S. Treasury Bills - 11.8%(c)
06/13/2024, 4.48%	2,000,000	1,997,078
09/05/2024, 5.28%	1,500,000	1,479,575
11/29/2024, 5.30%	1,500,000	1,461,577
02/20/2025, 5.17%	2,000,000	1,927,360
04/17/2025, 5.18%	3,000,000	2,868,419
Total U.S. Treasury Bills (Cost $9,743,476)		9,734,009
TOTAL SHORT-TERM INVESTMENTS (Cost $13,249,311)		13,239,844
TOTAL INVESTMENTS -100.0% (Cost $69,584,966)		82,682,374
Liabilities in Excess of Other Assets – (0.0)%(e)		(25,264)
TOTAL NET ASSETS - 100.0%		$82,657,110

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at an annualized variable rate that is determined based on market conditions and is subject to change daily.

(c)	The rate shown is the effective yield based upon purchase price.
(d)
To the extent the Fund invests more heavily in particular sectors or asset classes, its performance will be especially sensitive to developments that significantly affect those sectors or asset classes.

(e)	Represents an amount less than 0.05%.
Alexis Practical Tactical ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$59,325,847	$—	$ —	$59,325,847
Common Stocks	10,116,683	—	—	10,116,683
Deposit Account	3,505,835	—	—	3,505,835
U.S. Treasury Bills	—	9,734,009	—	9,734,009
Total Investments	$72,948,365	$9,734,009	$—	$82,682,374

Refer to the Schedule of Investments for industry classifications. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements

2

Alexis Practical Tactical ETF
Statement of Assets and Liabilities
May 31, 2024

ASSETS:
Investments, at value	$82,682,374
Dividends and interest receivable	33,592
Total assets	82,715,966
LIABILITIES:
Payable to adviser	58,856
Total liabilities	58,856
NET ASSETS	$82,657,110
Net Assets Consists of:
Paid-in capital	$67,202,223
Total distributable earnings	15,454,887
Total net assets	$82,657,110
Net asset value	$82,657,110
Shares issued and outstanding(a)	2,876,834
Net asset value per share	$28.73
Cost:
Investments cost	$69,584,966

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements

3

Alexis Practical Tactical ETF
Statement of Operations
For the Year Ended May 31, 2024

INVESTMENT INCOME:
Dividend income	$1,121,300
Interest income	532,661
Total investment income	1,653,961
EXPENSES:
Investment advisory fee	612,927
Total expenses	612,927
NET INVESTMENT INCOME	1,041,034
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	1,539,199
Net realized gain	1,539,199
Net change in unrealized appreciation/depreciation on:
Investments	12,832,846
Net change in unrealized appreciation/depreciation	12,832,846
Net realized and unrealized gain	14,372,045
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,413,079

The accompanying notes are an integral part of these financial statements.

4

ALEXIS PRACTICAL TACTICAL ETF
Statements of Changes in Net Assets

	Year Ended May 31,
	2024	2023
OPERATIONS:
Net investment income	$1,041,034	$654,475
Net realized gain/(loss)	1,539,199	(3,412,044)
Net change in unrealized appreciation/depreciation	12,832,846	1,393,760
Net increase/(decrease) in net assets from operations	15,413,079	(1,363,809)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(974,763)	(499,146)
Total distributions to shareholders	(974,763)	(499,146)
CAPITAL TRANSACTIONS:
Creations	5,420,557	20,281,814
Redemptions	(248,610)	(8,098,732)
Net increase in net assets from capital transactions	5,171,947	12,183,082
Net Increase in Net Assets	19,610,263	10,320,127
NET ASSETS:
Beginning of the year	63,046,847	52,726,720
End of the year	$82,657,110	$63,046,847
SHARES TRANSACTIONS
Creations	210,000	860,000
Redemptions	(10,000)	(350,000)
Total increase in shares outstanding	200,000	510,000

The accompanying notes are an integral part of these financial statements.

5

Alexis Practical Tactical ETF
Financial Highlights

	Year Ended May 31,		Period Ended May 31, 2022(a)
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$23.55	$24.33	$25.00
INVESTMENTS OPERATIONS:
Net investment income(b)(c)	0.38	0.28	0.08
Net realized and unrealized gain (loss) on investments	5.15	(0.84)	(0.69)
Total from investment operations	5.53	(0.56)	(0.61)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.35)	(0.22)	(0.06)
Total distributions	(0.35)	(0.22)	(0.06)
Net asset value, end of period	$28.73	$23.55	$24.33
TOTAL RETURN(d)	23.62%	(2.29)%	(2.44)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$82,657	$63,047	$52,727
Ratio of expenses to average net assets(e)(f)	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(e)(f)	1.44%	1.18%	0.32%
Portfolio turnover rate(d)(g)	36%	70%	51%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

Alexis Practical Tactical ETF
Notes to Financial Statements
May 31, 2024
1. ORGANIZATION
Alexis Practical Tactical ETF (the “Fund”) is a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks total return primarily through long-term capital appreciation, with income and capital preservation as secondary objectives.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Alexis Investment Partners, LLC (“AIP” or the “Adviser”) using procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has designated the Adviser as the valuation designee of the Fund. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds and MMDA are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
T-bills are valued at the mean between the bid and asked prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

7

Alexis Practical Tactical ETF
Notes to Financial Statements
May 31, 2024 (Continued)
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
See the Schedule of Investments for hierarchy classification and industry classifications.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Long-term capital gain distributions from investment companies, if any, are classified as realized gains for financial reporting. Discounts and premiums on fixed income securities are accreted or amortized using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain

8

Alexis Practical Tactical ETF
Notes to Financial Statements
May 31, 2024 (Continued)
annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of May 31, 2024, the Fund’s fiscal year end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of May 31, 2024, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At May 31, 2024, the Fund’s fiscal year end, the tax periods since commencement of operations remained open to examination in the Fund’s major tax jurisdiction.
Indemnification – In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and AIP, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of:
Rate
0.85% on first $250,000,000 on daily net assets;
0.75% on the next $250,000,000 on daily net assets; and
0.65% on daily net assets in excess of $500,000,000
AIP has agreed to pay all expenses of the Fund except the fee paid to AIP under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

9

Alexis Practical Tactical ETF
Notes to Financial Statements
May 31, 2024 (Continued)
At May 31, 2024, 90.29% of the outstanding shares of the Fund were held in separately managed accounts of the Adviser.
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees.
However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the NYSE Arca, Inc. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.

10

Alexis Practical Tactical ETF
Notes to Financial Statements
May 31, 2024 (Continued)
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Year ended May 31, 2024	$974,763	$ —
Year ended May 31, 2023	499,146	—

(1)	Ordinary income may include short-term capital gains.
At May 31, 2024, the Fund’s fiscal year end, the components of distributable earnings and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$67,639,937
Gross Tax Unrealized Appreciation	$15,197,375
Gross Tax Unrealized Depreciation	(154,938)
Net Tax Unrealized Appreciation (Depreciation)	15,042,437
Undistributed Ordinary Income	225,095
Undistributed Long-Term Gain	187,355
Other Accumulated Gain (Loss)	0
Total Distributable Earnings	$15,454,887

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the difference between book-basis and tax-basis on the securities received as a result of the in-kind contribution seeding the Fund.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year. The Fund did not defer any late year losses for the fiscal year ended May 31, 2024. At May 31, 2024, the Fund’s fiscal year end, the Fund utilized $811,668 of short-term capital losses and $1,054,742 of long-term capital losses during the fiscal year ended May 31, 2024.

11

Alexis Practical Tactical ETF
Notes to Financial Statements
May 31, 2024 (Continued)
U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended May 31, 2024, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

	Total Distributable Earnings	Paid-in Capital
Alexis Practical Tactical ETF	$3,047	$(3,047)

6. INVESTMENT TRANSACTIONS
During the fiscal year ended May 31, 2024, the Fund realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Realized Gains	Realized Losses
Alexis Practical Tactical ETF	$16,752	$(19,756)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal year ended May 31, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Alexis Practical Tactical ETF	$22,056,568	$27,177,414	$4,563,113	$212,511

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to May 31, 2024, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12

Alexis Practical Tactical ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Alexis Practical Tactical ETF and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Alexis Practical Tactical ETF (the “Fund”), a series of Listed Funds Trust, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended May 31, 2024 and 2023 and for the period from June 30, 2021 (commencement of operations) through May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 30, 2024

13

ALEXIS PRACTICAL TACTICAL ETF
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
At a meeting held on March 6, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Alexis Investment Partners, LLC (the “Adviser”) and the Trust, on behalf of Alexis Practical Tactical ETF (the “Fund”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of the Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from and reviewed a wide variety of information provided by the Adviser.
In addition to the written materials provided to the Board in advance of the Meeting, during the Meeting representatives from the Adviser provided the Board with an overview of the Fund’s strategy, the services provided to the Fund by the Adviser and additional information about the Adviser’s personnel, including financial resources, experience, investment processes and compliance program. The Board considered the Adviser’s presentation and the materials the Board received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement. The Board deliberated on the approval of the Agreement for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the Agreement and the Independent Trustees’ responsibilities relating thereto.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with its shareholders; (vi) any benefits derived by the Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and the renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser and the investment management services it has provided to the Fund. The Board noted that it had received a copy of the Adviser’s registration form on Form ADV, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.
In addition to the Adviser’s responsibilities with respect to implementing the Fund’s investment program, the Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, compliance with various policies and procedures and with applicable securities regulations, and the extent to which the Fund achieved its investment objective.
Historical Performance. The Board next considered the Fund’s performance. The Board observed that information regarding the Fund’s past investment performance for periods ended December 31, 2023 had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”), as well as with funds in the Fund’s Morningstar category of US Tactical Allocation Funds (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results.

14

ALEXIS PRACTICAL TACTICAL ETF
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT (Continued)
The Board noted that the Fund’s performance, before fees and expenses, was below the performance of the Fund’s benchmark, the S&P 500 Index (the “Benchmark”) and its secondary benchmark index, a blended 35% S&P 500 Index/35% Morningstar Global Markets Index/30% Aggregate Bond Index (the “Secondary Benchmark”), for the one-year period ended December 31, 2023, and was below the Benchmark but above the Secondary Benchmark for the since inception period ended December 31, 2023. The Board further noted that the Fund outperformed the median for funds in the Peer Group and Category Peer Group for the one-year period ended December 31, 2023. The Board also noted that the Fund performed within the range of its Selected Peer Group for the one and two year periods ended December 31, 2023.
Cost of Services Provided and Profitability. The Board reviewed the expense ratio for the Fund and compared the expense ratio to those of its Peer Group, Category Peer Group and Selected Peer Group. The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Fund pays no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continued to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account the Adviser’s profitability analysis with respect to the Fund.
The Board noted the expense ratio for the Fund was below the average of its Category Peer Group, above the median and equal to the average of the Peer Group and within the range of the Selected Peer Group.
Economies of Scale. The Board noted that it is not yet evident that the Fund has reached the size at which it has begun to realize economies of scale but acknowledged that breakpoints are in place should the Fund’s assets continue to grow. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with such Fund’s shareholders. The Board stated that it would continue to monitor fees as the Fund grows.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of the Fund and its shareholders.

15

Alexis Practical Tactical ETF
Supplemental Information
May 31, 2024 (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the prospectus for the Fund may be obtained without charge by writing to the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-866-LEXI-ETF (1-866-539-4383), or by visiting the Fund’s website at https://www.lexietf.com/.
QUARTERLY PORTFOLIO HOLDING INFORMATION
The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling 1-866-LEXI-ETF (1-866-539-4383). Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling 1-866-LEXI-ETF (1-866-539-4383) and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium)
or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at https://www.lexietf.com/.
Tax Information
The Fund designated 93.70% of its ordinary income distribution for the year ended May 31, 2024, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended May 31, 2024, 53.84% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

16

Investment Adviser:
Alexis Investment Partners, LLC
103 Casterly Green Court
Montgomery, TX 77316
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19145
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Fund Accountant & Transfer Agent:
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202
Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Fund.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except those specified in the Fund’s Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	8/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	8/5/2024

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	8/5/2024

* Print the name and title of each signing officer under his or her signature.